Expense Example - iShares S&P 500 Index Fund	Dec. 31, 2024 USD ($)
Investor A, Institutional | Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	195
Expense Example, with Redemption, 10 Years	439
Investor A, Institutional | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	31
Expense Example, with Redemption, 5 Years	55
Expense Example, with Redemption, 10 Years	124
Class G | Class G Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	5
Expense Example, with Redemption, 10 Years	12
Class K | Class K Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	9
Expense Example, with Redemption, 5 Years	15
Expense Example, with Redemption, 10 Years	35
Investor P | Investor P Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	559
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	941
Service | Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	$ 277